BUSINESS ACQUISITIONS - Pro forma results of operations (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Companies acquired in 2021
Business combinations actual and pro forma results of operations
Net revenues	₽ 537,867
Net income	64,399
Revenue of acquired entities since acquisition	5,341
Net (loss)/income of acquired entities since acquisition	₽ 25
Companies acquired in 2020
Business combinations actual and pro forma results of operations
Net revenues		₽ 495,273
Net income		62,079
Revenue of acquired entities since acquisition		355
Net (loss)/income of acquired entities since acquisition		₽ 25
Companies acquired in 2019
Business combinations actual and pro forma results of operations
Net revenues			₽ 476,257
Net income			55,101
Revenue of acquired entities since acquisition			238
Net (loss)/income of acquired entities since acquisition			₽ (15)